Annual Total Returns[BarChart] - Invesco Dynamic Networking ETF - ETF	2011	2012	2013	2014	2015	2016	2017	2018	2019	2020
Total	(7.88%)	4.85%	25.08%	10.20%	(0.95%)	17.82%	14.90%	6.36%	26.31%	38.99%